UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC.

March 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (97.50%)

ADVERTISING – (0.26%)
2,235,400	WPP Group PLC	$26,817,514
AUTOMOBILES & COMPONENTS – (1.67%)
3,321,500	Harley-Davidson, Inc.	172,319,420
BROADCASTING & CABLE TV – (3.40%)
9,448,000	Comcast Corp., Special Class A*	246,970,720
6,077,000	Liberty Media Corp., Class A*	49,892,170
1,835,644	NTL Inc.*	53,196,956
		350,059,846
CAPITAL GOODS – (4.07%)
15,611,264	Tyco International Ltd.	419,630,776
CAPITAL MARKETS – (3.09%)
2,494,060	Ameriprise Financial, Inc.	112,382,344
1,339,355	Julius Baer Holding, Ltd. AG	121,129,103
1,039,864	Morgan Stanley	65,324,257
330,000	State Street Corp.	19,941,900
		318,777,604
COMMERCIAL BANKS – (7.29%)
1,617,500	Commerce Bancorp, Inc.	59,281,375
1,849,000	Fifth Third Bancorp	72,795,130
16,910,850	HSBC Holdings PLC	283,525,639
7,554,759	Lloyds TSB Group PLC	72,256,600
4,118,560	Wells Fargo & Co.	263,052,427
		750,911,171
COMMERCIAL SERVICES & SUPPLIES – (0.92%)
1,241,000	D&B Corp.*	95,159,880
CONSUMER DURABLES & APPAREL – (0.19%)
300,596	Hunter Douglas NV	19,962,385
CONSUMER FINANCE – (4.49%)
8,807,800	American Express Co.	462,849,890
CONSUMER SERVICES – (1.11%)
22,000	Apollo Group, Inc., Class A*	1,155,330
5,211,000	H&R Block, Inc.	112,818,150
		113,973,480
DIVERSIFIED FINANCIAL SERVICES – (8.09%)
4,704,189	Citigroup Inc.	222,178,846
10,010,740	JPMorgan Chase & Co.	416,847,214
2,265,600	Moody’s Corp.	161,899,776
658,000	Principal Financial Group, Inc.	32,110,400
		833,036,236

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

March 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

ENERGY – (11.04)
5,540,660	ConocoPhillips	$349,892,679
3,720,842	Devon Energy Corp.	227,603,905
3,176,200	EOG Resources, Inc.	228,686,400
2,540,800	Occidental Petroleum Corp.	235,405,120
1,188,000	Transocean Inc.*	95,396,400
		1,136,984,504
FOOD & STAPLES RETAILING – (6.25%)
8,095,500	Costco Wholesale Corp.	438,857,055
4,342,000	Wal-Mart Stores, Inc.	205,116,080
		643,973,135
FOOD, BEVERAGE, & TOBACCO – (6.88%)
6,307,500	Altria Group, Inc.	446,949,450
7,406,081	Diageo PLC	116,642,240
2,232,650	Heineken Holding NV	76,948,280
1,304,800	Hershey Co.	68,149,704
		708,689,674
HEALTH CARE EQUIPMENT & SERVICES – (3.91%)
1,610,000	Cardinal Health, Inc.	119,977,200
2,280,500	Caremark Rx, Inc.*	112,154,990
3,714,500	HCA, Inc.	170,086,955
		402,219,145
HOUSEHOLD & PERSONAL PRODUCTS – (0.83%)
2,750,000	Avon Products, Inc.	85,717,500
INSURANCE BROKERS – (1.51%)
2,112,700	Aon Corp.	87,698,177
2,304,000	Marsh & McLennan Cos, Inc.	67,645,440
		155,343,617
INTERNET RETAIL – (0.35%)
722,500	Expedia, Inc.*	14,645,075
722,500	IAC/InterActiveCorp*	21,277,625
		35,922,700
LIFE & HEALTH INSURANCE – (0.17%)
400,000	Sun Life Financial Inc.	17,024,000
MATERIALS – (4.43%)
1,339,500	BHP Billiton PLC	24,470,992
930,600	Martin Marietta Materials, Inc.	99,602,118
477,500	Rio Tinto PLC	24,241,148
3,941,700	Sealed Air Corp.	228,106,179
924,100	Vulcan Materials Co.	80,073,265
		456,493,702

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

March 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MOVIES & ENTERTAINMENT – (0.90%)
5,601,500	News Corp., Class A	$93,040,915
MULTI-LINE INSURANCE – (6.37%)
6,929,325	American International Group, Inc.	457,959,089
1,958,000	Loews Corp.	198,149,600
		656,108,689
PROPERTY & CASUALTY INSURANCE – (6.17%)
3,497	Berkshire Hathaway Inc., Class A*	315,953,950
6,366	Berkshire Hathaway Inc., Class B*	19,174,392
288,400	Chubb Corp.	27,524,896
20,000	Markel Corp.*	6,753,600
2,553,200	Progressive Corp. (Ohio)	266,196,632
		635,603,470
PUBLISHING – (1.25%)
483,300	Gannett Co., Inc.	28,959,336
1,282,459	Lagardere S.C.A.	100,164,790
		129,124,126
REINSURANCE – (0.97%)
1,708,400	Transatlantic Holdings, Inc.	99,855,980
SOFTWARE & SERVICES – (3.37%)
3,575,500	Iron Mountain Inc.*	145,665,870
7,379,000	Microsoft Corp.	200,930,170
		346,596,040
TECHNOLOGY HARDWARE & EQUIPMENT – (2.24%)
2,924,000	Dell Inc.*	87,164,440
1,850,000	Hewlett-Packard Co.	60,865,000
1,206,600	Lexmark International, Inc., Class A*	54,755,508
1,325,000	Nokia Oyj, ADR (b)	27,454,000
		230,238,948
TELECOMMUNICATION SERVICES – (1.51%)
2,305,000	SK Telecom Co., Ltd., ADR	54,374,950
3,925,000	Sprint Nextel Corp.	101,422,000
		155,796,950
THRIFT & MORTGAGE FINANCE – (3.18%)
4,817,600	Golden West Financial Corp.	327,115,040

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

March 31, 2006 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TRANSPORTATION – (1.59%)
15,320,000	China Merchants Holdings International Co., Ltd.	$44,227,525
13,322,000	Cosco Pacific Ltd.	26,526,733
104,382	Kuehne & Nagel International AG, Registered	33,829,168
740,500	United Parcel Service, Inc., Class B	58,780,890
		163,364,316

Total Common Stock – (identified cost $6,685,660,451)	10,042,710,653

CONVERTIBLE BONDS – (0.29%)

TELECOMMUNICATION SERVICES – (0.29%)
$19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $19,200,000)	29,952,000

SHORT TERM INVESTMENTS – (2.06%)

REPURCHASE AGREEMENTS – (1.90%)
37,955,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.80%,
	04/03/06, dated 03/31/06, repurchase value of $37,970,182
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.00%, 07/01/35-04/01/36, total market value $38,714,100)	37,955,000
67,177,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.81%,
	04/03/06, dated 03/27/06, repurchase value of $67,239,829
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-6.50%, 10/01/18-03/01/36, total market value $68,520,540)	67,177,000
90,369,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.83%,
	04/03/06, dated 03/31/06, repurchase value of $90,405,374
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.375%-6.125%, 09/17/10-02/01/36, total market value $92,176,380)	90,369,000

Total Repurchase Agreements – (identified cost $195,501,000)	195,501,000

COMMERCIAL PAPER – (0.16%)

16,758,000	Rabobank USA Finance Corp., 4.83%, 04/03/06,
	(identified cost $16,758,000)	16,758,000

Total Short Term Investments – (identified cost $212,259,000)	212,259,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

March 31, 2006 (Unaudited)

Principal	Security	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.26%)

MONEY MARKET INSTRUMENTS – (0.26%)
$26,224,000	UBS Private Money Market LLC, 4.667796
	(identified cost $26,224,000)	$26,224,000

Total Investments – (100.11%) – (identified cost $6,943,343,451) – (a)	10,311,145,653
Liabilities Less Other Assets – (0.11%)	(11,089,196)
Net Assets – (100.00%)	$10,300,056,457

*Non-Income Producing Security.

(a)	Aggregate cost for Federal Income Tax purposes is $6,947,543,868. At March 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$3,529,068,807
Unrealized depreciation	(165,467,022)
Net unrealized appreciation	$3,363,601,785

(b)

Security is partially on loan. The Fund has entered into a securities lending arrangement with UBS Financial Services Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Securities LLC is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of March 31, 2006, the Fund had on loan securities valued at $24,698,240; cash of $26,224,000 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(c)

Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the three months ended March 31, 2006. The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2006, amounts to zero.

Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2005	Gross Additions	Gross Reductions	Shares March 31, 2006	Dividend Income

Centerpoint Properties Trust (d)	2,938,388	–	2,938,388	–	$1,359,004

(d)	Not an affiliate as of March 31, 2006

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC.

March 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (95.81%)

ADVERTISING – (1.41%)
31,800	WPP Group PLC, ADR	$1,905,456
AUTOMOBILES & COMPONENTS – (4.30%)
41,200	Autoliv, Inc.	2,331,096
66,700	Harley-Davidson, Inc.	3,460,396
		5,791,492
AUTOMOTIVE RETAIL – (5.42%)
76,050	Advance Auto Parts, Inc.	3,166,722
192,000	AutoNation, Inc.*	4,137,600
		7,304,322
BROADCASTING & CABLE TV – (2.61%)
39,000	EchoStar Communications Corp., Class A*	1,163,760
81,303	NTL Inc.*	2,356,146
		3,519,906
CAPITAL GOODS – (5.14%)
40,000	American Standard Cos, Inc.	1,714,400
29,200	Franklin Electric Co., Inc.	1,589,064
72,900	Robbins & Myers, Inc.	1,574,640
600	Tae Young Corp.	42,919
74,300	Tyco International Ltd.	1,997,184
		6,918,207
CAPITAL MARKETS – (4.49%)
158,500	E*TRADE Financial Corp.*	4,276,330
5,600	Julius Baer Holding, Ltd. AG	506,455
10,100	Legg Mason, Inc.	1,265,833
		6,048,618
COMMERCIAL BANKS – (3.35%)
117,900	Anglo Irish Bank Corp. PLC	1,943,128
69,900	Commerce Bancorp, Inc.	2,561,835
		4,504,963
COMMERCIAL SERVICES & SUPPLIES – (0.45%)
7,900	D&B Corp.*	605,772
CONSUMER DURABLES & APPAREL – (7.12%)
47,800	Blount International, Inc.*	770,058
51,200	Garmin Ltd.	4,069,888
54,177	Hunter Douglas NV	3,597,859
14,300	Mohawk Industries, Inc.*	1,154,296
		9,592,101
CONSUMER FINANCE – (1.20%)
37,400	First Marblehead Corp.	1,617,550

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

March 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

CONSUMER SERVICES – (2.80%)
46,700	Apollo Group, Inc., Class A*	$2,452,217
100,100	ServiceMaster Co.	1,313,312
		3,765,529
DEPARTMENT STORES – (1.15%)
11,700	Sears Holdings Corp.*	1,543,113
DIVERSIFIED FINANCIAL SERVICES – (4.75%)
11,412	Groupe Bruxelles Lambert S.A.	1,269,560
28,713	Pargesa Holding S.A., Bearer Shares	2,768,553
82,300	Power Corp. of Canada	2,360,791
		6,398,904
ENERGY – (2.53%)
4,600	Tenaris S.A., ADR	831,082
32,000	Transocean Inc.*	2,569,600
		3,400,682
FOOD & STAPLES RETAILING – (0.83%)
20,500	Costco Wholesale Corp.	1,111,305
FOOD, BEVERAGE, & TOBACCO – (2.91%)
23,625	Heineken Holding NV	814,236
900	Lotte Chilsung Beverage Co., Ltd.	1,000,412
1,200	Lotte Confectionery Co., Ltd.	1,510,498
6,970	Nong Shim Holdings Co., Ltd.	588,246
		3,913,392
GENERAL MERCHANDISE STORE – (1.13%)
112,600	99 Cents Only Stores*	1,526,856
HEALTH CARE EQUIPMENT & SERVICES – (6.04%)
26,200	Cardinal Health, Inc.	1,952,424
18,380	Fisher Scientific International Inc.*	1,250,759
32,100	IDEXX Laboratories, Inc.*	2,771,835
32,400	Lincare Holdings Inc.*	1,261,656
13,300	Zimmer Holdings, Inc.*	899,080
		8,135,754
HOUSEHOLD & PERSONAL PRODUCTS – (0.81%)
2,800	Amorepacific Corp.	1,095,101
INSURANCE BROKERS – (3.23%)
101,200	Brown & Brown, Inc.	3,359,840
33,700	Marsh & McLennan Cos, Inc.	989,432
		4,349,272
INTERNET RETAIL – (3.76%)
83,200	Expedia, Inc.*	1,686,464
116,900	Netflix Inc.*	3,383,086
		5,069,550

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

March 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

LIFE & HEALTH INSURANCE – (0.49%)
14,500	AFLAC Inc.	$654,385
MATERIALS – (2.31%)
16,800	Sealed Air Corp.	972,216
32,500	Sigma-Aldrich Corp.	2,139,150
		3,111,366
PROPERTY & CASUALTY INSURANCE – (2.37%)
30,100	Ambac Financial Group, Inc.	2,395,960
11,559	Cincinnati Financial Corp.	485,709
900	Markel Corp.*	303,912
		3,185,581
PUBLISHING – (3.21%)
55,400	Lagardere S.C.A.	4,326,945
REINSURANCE – (1.49%)
7,200	Everest Re Group, Ltd.	672,264
22,775	Transatlantic Holdings, Inc.	1,331,199
		2,003,463
SOFTWARE & SERVICES – (3.52%)
174,773	Convera Corp. Private* (b)	1,338,761
43,900	Fiserv, Inc.*	1,864,433
37,700	Iron Mountain Inc.*	1,535,898
		4,739,092
SPECIALTY STORES – (5.18%)
86,500	Office Depot, Inc.*	3,221,260
100,000	Tiffany & Co.	3,754,000
		6,975,260
TECHNOLOGY HARDWARE & EQUIPMENT – (6.49%)
67,200	Agilent Technologies, Inc.*	2,523,360
51,000	Lexmark International, Inc., Class A*	2,314,380
131,600	Molex Inc., Class A	3,900,624
		8,738,364
TELECOMMUNICATION SERVICES – (1.21%)
555,500	Covad Communications Group, Inc.*	1,072,115
23,500	SK Telecom Co., Ltd., ADR	554,365
		1,626,480
THRIFT & MORTGAGE FINANCE – (2.06%)
40,900	Golden West Financial Corp.	2,777,110
UTILITIES – (2.05%)
59,400	Sempra Energy	2,759,724

Total Common Stock – (identified cost $91,873,009)	129,015,615

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

March 31, 2006 (Unaudited)

Principal	Security	Value
CONVERTIBLE BONDS – (1.27%)

TELECOMMUNICATION SERVICES – (1.27%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,100,000)	$1,716,000

SHORT TERM INVESTMENTS – (2.90%)

831,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.80%,
	04/03/06, dated 03/31/06, repurchase value of $831,332
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.00%, 07/01/35-04/01/36, total market value $847,620)	831,000
1,091,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.81%,
	04/03/06, dated 03/27/06, repurchase value of $1,092,020
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-6.50%, 10/01/18-03/01/36, total market value $1,112,820)	1,091,000
1,977,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.83%,
	04/03/06, dated 03/31/06, repurchase value of $1,977,796
	(collateralized by: U.S. Government agency mortgages and obligations in
	a pooled cash account, 4.375%-6.125%, 09/17/10-02/01/36, total market value $2,016,540)	1,977,000

Total Short Term Investments – (identified cost $3,899,000)	3,899,000

Total Investments – (99.98%) – (identified cost $96,872,009) – (a)	134,630,615
Other Assets Less Liabilities – (0.02%)	31,750
Net Assets – (100.00%)	$134,662,365

*Non-Income Producing Security.

(a)	Aggregate cost for Federal Income Tax purposes is $98,875,116. At March 31, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$36,576,450
Unrealized depreciation	(820,951)
Net unrealized appreciation	$35,755,499

(b)

Restricted Securities. Restricted securities are not registered under the Securities Act of 1933 and may not be subsequently offered or sold by investors in the United States absent registration or an applicable exemption from the registration requirements. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Selected Special Shares was $1,338,761 or 0.99% of the Fund’s net assets as of March 31, 2006.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

March 31, 2006 (Unaudited)

Principal	Security	Value
FANNIE MAE – (11.27%)
$2,000,000	2.35%, 04/29/06	$1,997,922
1,000,000	2.375%, 05/04/06	998,413
2,000,000	4.78%, 05/09/06 (b)	1,999,961
1,512,000	2.25%, 05/15/06	1,509,056
1,000,000	2.25%, 05/26/06	997,380
1,475,000	3.01%, 06/02/06	1,471,720
1,000,000	1.75%, 06/16/06	995,159
250,000	3.25%, 06/28/06	249,263
1,000,000	1.875%, 07/07/06	994,062
945,000	2.55%, 08/24/06	939,618
500,000	3.51%, 01/05/07	495,163

	Total FANNIE MAE – (identified cost $12,647,717)	12,647,717

FEDERAL FARM CREDIT BANK – (7.17%)
500,000	1.83%, 04/07/06	499,855
550,000	3.00%, 07/06/06	547,627
2,000,000	4.60%, 07/14/06 (b)	2,000,000
5,000,000	4.57%, 11/13/06 (b)	4,999,532

	Total Federal Farm Credit Bank – (identified cost $8,047,014)	8,047,014

FEDERAL HOME LOAN BANK – (34.41%)
1,500,000	1.86%, 04/07/06	1,499,647
2,250,000	4.00%, 04/21/06	2,249,953
1,000,000	2.06%, 04/24/06	998,821
2,000,000	4.25%, 04/25/06 (d)	2,000,000
250,000	5.66%, 04/26/06	250,190
250,000	3.125%, 04/28/06	249,917
1,000,000	2.05%, 05/15/06	997,000
750,000	2.125%, 05/15/06	747,892
150,000	4.75%, 05/15/06	150,024
1,300,000	5.375%, 05/15/06	1,301,603
500,000	3.50%, 05/19/06	499,315
105,000	2.875%, 05/22/06	104,798
400,000	4.30%, 05/22/06	399,913
160,000	4.00%, 05/30/06	159,832
730,000	3.625%, 06/08/06	728,794
200,000	2.03%, 06/30/06	199,151
1,000,000	2.16%, 07/17/06	993,074
200,000	2.01%, 07/21/06	198,500

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

March 31, 2006 (Unaudited)

Principal	Security	Value
FEDERAL HOME LOAN BANK – (Continued)
$1,000,000	2.60%, 07/21/06	$993,804
2,500,000	4.00%, 07/21/06 (d)	2,500,000
2,005,000	2.25%, 07/24/06	1,990,069
20,000	2.075%, 07/28/06	19,826
500,000	2.42%, 07/28/06	497,409
4,000,000	4.57%, 08/02/06 (b)	4,000,000
1,500,000	2.75%, 08/07/06 (d)	1,490,611
50,000	6.745%, 08/16/06	50,461
1,000,000	4.67%, 08/21/06 (b)	999,875
1,600,000	2.95%, 09/14/06	1,586,121
250,000	2.875%, 09/15/06	247,974
750,000	3.00%, 09/22/06	743,206
2,000,000	4.30%, 10/30/06	1,993,072
5,000,000	4.705%, 11/09/06 (b)	5,000,000
1,000,000	3.625%, 12/08/06	991,281
800,000	3.75%, 01/26/07 (d)	794,693
1,000,000	4.80%, 02/26/07	998,225

	Total Federal Home Loan Bank – (identified cost $38,625,051)	38,625,051

FREDDIE MAC – (10.83%)
730,000	2.32%, 04/28/06	729,184
1,000,000	2.70%, 04/28/06	999,097
1,000,000	2.50%, 05/05/06	998,378
1,000,000	2.18%, 05/12/06	997,634
500,000	2.42%, 05/12/06	498,849
800,000	2.60%, 05/12/06	798,680
1,000,000	2.74%, 05/12/06	998,235
500,000	2.08%, 05/26/06	498,205
925,000	6.75%, 05/30/06	928,862
500,000	2.21%, 06/16/06	497,704
1,000,000	2.00%, 07/07/06	993,902
1,000,000	2.25%, 07/14/06 (c)	993,677
250,000	2.65%, 08/04/06	248,384
2,000,000	2.75%, 10/15/06	1,975,005

	Total FREDDIE MAC – (identified cost $12,155,796)	12,155,796

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

March 31, 2006 (Unaudited)

Principal	Security	Value
REPURCHASE AGREEMENTS – (36.02%)

$6,762,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.80%,
	04/03/06, dated 03/31/06, repurchase value of $6,764,705 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	5.00%-6.00%, 07/01/35-04/01/36, total market value $6,897,240)	$6,762,000
17,573,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.81%,
	04/03/06, dated 03/27/06, repurchase value of $17,589,436 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	4.50%-6.50%, 10/01/18-03/01/36, total market value $17,924,460)	17,573,000
16,100,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.83%
	04/03/06, dated 03/31/06, repurchase value of $16,106,480 (collateralized
	by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.375%-6.125%, 09/17/10-02/01/36
	total market value $16,422,000)	16,100,000

Total Repurchase Agreements – (identified cost $40,435,000)	40,435,000

Total Investments – (99.70%) – (identified cost $111,910,578) – (a)	111,910,578
Other Assets Less Liabilities – (0.30%)	337,738
Net Assets – (100%)	$112,248,316

(a)	Aggregate cost for Federal Income Tax purposes is $111,910,578.

(b)    The interest rates on floating rate securities, shown as of March 31, 2006, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(c)   The interest rates on variable rate securities represents the current rate as of March 31, 2006.

(d)    Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2006

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 30, 2006